Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Mineral Properties, Plant and Equipment

10. MINERAL PROPERTIES, PLANT AND EQUIPMENT
Acquisition costs of investment and non-producing properties together with costs directly related to mine development expenditures are capitalized. Exploration expenditures on investment and non-producing properties are charged to expense in the period they are incurred.
Capitalization of evaluation expenditures commences when there is a high degree of confidence in the project’s viability and hence it is probable that future economic benefits will flow to the Company. Evaluation expenditures, other than that acquired from the purchase of another mining company, are carried forward as an asset provided that such costs are expected to be recovered in full through successful development and exploration of the area of interest or alternatively, by its sale. Evaluation expenditures include delineation drilling, metallurgical evaluations, and geotechnical evaluations amongst others.
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2017
Net of accumulated depreciation	$694,501	$58,578	$259,953	$209,695	$1,222,727
Additions	120,098	4,066	—	23,938	148,102
Acquisition of Argentine projects (1) (2)	—	40,315	—	30	40,345
Disposals	—	—	(195)	(2,710)	(2,905)
Depreciation and amortization	(53,124)	—	—	(69,764)	(122,888)
Depreciation charge captured in inventory	(4,104)	—	—	—	(4,104)
Impairment reversal	27,531	6,892	1,317	25,814	61,554
Transferred to assets held for sale	—	—	(7,947)	(2)	(7,949)
Transfers	(22,400)	(38,042)	—	57,862	(2,580)
Closure and decommissioning – changes in estimate	4,381	—	—	—	4,381
As at December 31, 2017	$766,883	$71,809	$253,128	$244,863	$1,336,683

Cost as at December 31, 2017	2,018,937	77,242	653,216	889,655	3,639,050
Accumulated depreciation and impairments	(1,252,054)	(5,433)	(400,088)	(644,792)	(2,302,367)
Carrying value – December 31, 2017	$766,883	$71,809	$253,128	$244,863	$1,336,683

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2016
Net of accumulated depreciation	$620,035	$120,351	$276,307	$128,528	$1,145,221
Additions	88,331	—	—	112,506	200,837
Disposals	—	—	—	(1,208)	(1,208)
Depreciation and amortization	(34,803)	—	—	(81,152)	(115,955)
Depreciation charge captured in inventory	(9,675)	—	—	—	(9,675)
Transfers	21,976	(61,773)	(16,354)	51,021	(5,130)
Closure and decommissioning – changes in estimate	8,637	—	—	—	8,637
As at December 31, 2016	$694,501	$58,578	$259,953	$209,695	$1,222,727

Cost as at December 31, 2016	1,916,954	70,675	661,357	820,687	3,469,673
Accumulated depreciation and impairments	(1,222,453)	(12,097)	(401,404)	(610,992)	(2,246,946)
Carrying value – December 31, 2016	$694,501	$58,578	$259,953	$209,695	$1,222,727

	December 31, 2017			December 31, 2016
	Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Huaron mine, Peru	$196,111	$(107,970)	$88,141	$185,850	$(95,195)	$90,655
Morococha mine, Peru	230,932	(135,868)	95,064	222,517	(183,289)	39,228
Alamo Dorado mine, Mexico	194,023	(194,023)	—	197,199	(197,199)	—
La Colorada mine, Mexico	279,541	(100,970)	178,571	262,516	(81,888)	180,628
Dolores mine, Mexico	1,485,200	(908,651)	576,549	1,358,923	(837,478)	521,445
Manantial Espejo mine, Argentina	367,573	(353,322)	14,251	361,553	(347,855)	13,698
San Vicente mine, Bolivia	131,038	(79,595)	51,443	124,618	(74,251)	50,367
Other	24,174	(16,447)	7,727	24,465	(16,290)	8,175
Total	$2,908,592	$(1,896,846)	$1,011,746	$2,737,641	$(1,833,445)	$904,196

Land and Non-Producing Properties:
Land	$4,990	$(1,234)	$3,756	$4,900	$(1,462)	$3,438
Navidad project, Argentina	566,577	(376,101)	190,476	566,572	(376,101)	190,471
Minefinders projects, Mexico	73,956	(16,929)	57,027	112,029	(16,929)	95,100
Morococha, Peru	9,674	—	9,674	9,674	(6,436)	3,238
Argentine projects (1) (2)	44,376	—	44,376	—	—	—
Other	30,885	(11,257)	19,628	38,857	(12,573)	26,284
Total non-producing properties	$730,458	$(405,521)	$324,937	$732,032	$(413,501)	$318,531
Total mineral properties, plant and equipment	$3,639,050	$(2,302,367)	$1,336,683	$3,469,673	$(2,246,946)	$1,222,727

(1)On February 10, 2017, the Company completed the acquisition of 100% of Coeur Joaquin S.R.L., subsequently renamed Minera Joaquin S.R.L. (“Joaquin”).  Joaquin’s principal asset is the Joaquin project, located in the Santa Cruz province of southern Argentina. During the year ended December 31, 2017, The Company completed technical studies to define the scope of economically recoverable mineralized material. The consideration for the acquisition was $25.0 million, comprised of $15.0 million in cash and $10.0 million of the Company’s common shares valued as of January 13, 2017 (555,654 total common shares), plus a 2.0% net smelter returns royalty on the Joaquin project. Transaction costs were $0.3 million.
(2)On May 31, 2017, the Company acquired 100% of Patagonia Gold Plc's ("Patagonia") COSE project in the Santa Cruz province of southern Argentina from Patagonia. Consideration payable to Patagonia included $15 million, of which $7.5 million is deferred, plus a 1.5% net smelter returns ("NSR") royalty on the COSE project. On May 31, 2017, the Company made a payment of $7.5 million and granted a 1.5% NSR on production from COSE, and the title to COSE transferred to the Company. The remaining $7.5 million payment is due on the earlier of 12 months from the closing date, or the commencement of commercial production.

The assets acquired and liabilities assumed from both projects have been included in the table above under "Argentine projects", and in the "Manantial Espejo" reportable operating segment of the segment note (Note 26). The Company concluded that the acquired assets and assumed liabilities did not constitute a business and accordingly the transactions were accounted for as asset acquisitions. The Joaquin purchase price was allocated to the assets acquired and liabilities assumed on a relative fair value basis with $25.4 million allocated to mineral properties, plant and equipment and the remaining allocated to working capital items ($0.04 million). The COSE purchase price of $15.0 million was allocated to mineral properties, plant and equipment.

Project Development
Dolores Mine, Mexico
During the year ended December 31, 2017, the Company capitalized $88.5 million of mineral properties, plant and equipment (2016 - $106.6 million) which included deferred stripping costs of $19.7 million, pulp agglomeration construction costs of $20.5 million, underground development costs of $28.4 million, and pad 3 construction additions of $1.0 million (2016 - deferred stripping costs of $18.5 million, pulp agglomeration construction costs of $40.5 million, underground development costs of $17.2 million, powerline construction costs of $6.8 million and pad 3 construction additions of $1.6 million).
During the year ended December 31, 2017, the Company transferred non-depletable mineral resources to depletable mineral reserves as a result of a new mine plan at Dolores mine. The additional mineral reserves contemplated in the new mine plan required the transfer of $38.1 million (2016 - $78.3 million) in carrying value from mineral resources to mineral reserves.
La Colorada, Mexico
During the year ended December 31, 2017, the Company capitalized $20.3 million of mineral properties, plant and equipment (2016 - $52.9 million) which included underground development costs of $1.8 million, and powerline construction costs of $3.4 million (2016 - shaft construction costs of $19.3 million, sulfide plant construction costs of $12.8 million, underground development of $2.9 million, and powerline construction costs of $6.1 million).
Disposals
On May 8, 2016, the Company recorded a gain on sale of assets of $18.3 million on the sale of a 75% interest in the shares of Shalipayco S.A.C. (“Shalipayco”) for consideration of $15.0 million in cash and a one percent (1%) Net Smelter Returns Royalty (the “NSR”) on the property, which was subsequently disposed, on July 11, 2016 (Note 12) for proceeds of $3.3 million. Shalipayco is the owner of the Shalipayco zinc development project located in the provinces of Pasco and Junin, Peru.
On July 11, 2016, the Company recorded a gain on sale of assets in the amount of $6.6 million ($0.6 million gain after taxes) as a result of the disposition of certain royalties, precious metals streams, and payment arrangements (Note 12).

Held for Sale Assets
On January 31, 2018, the Company completed the sale of 100% of the shares of Minera Aquiline Argentina SA, which owns the Calcatreu project ("Calcatreu"), to Patagonia for total consideration of $15 million in cash. The Company received $5 million at the date of sale with the remaining $10 million due on May 18, 2018.
On December 31, 2017, all of the assets and liabilities of Minera Aquiline Argentina SA were classified as held for sale. Immediately prior to the classification to assets and liabilities held for sale, the carrying amount of Calcatreu was re-measured to its recoverable amount, being its fair value less costs of disposal, based on the expected proceeds from the sale. As a result, the Company recorded an impairment reversal during the year ended December 31, 2017 of $1.3 million (Note 11).